UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2015

	Shares	Value
Common Stocks—99.5%
Consumer Discretionary—22.8%
Aramark	43,801	$1,386,302
Chipotle Mexican Grill, Inc.*	2,601	1,729,587
Delphi Automotive PLC	20,247	1,596,273
Genuine Parts Co.	13,996	1,344,736
Hanesbrands, Inc.	18,770	2,393,926
Harman International Industries, Inc.	13,415	1,851,136
Hilton Worldwide Holdings, Inc.*	50,022	1,414,122
Macy’s, Inc.	29,145	1,857,119
Nordstrom, Inc.	15,450	1,242,643
Omnicom Group, Inc.	20,514	1,631,684
O’Reilly Automotive, Inc.*	9,442	1,965,163
The Priceline Group, Inc.*	1,532	1,895,819
Scripps Networks Interactive, Inc., Class A	17,598	1,272,335
Starbucks Corp.	21,190	1,980,947
The TJX Cos., Inc.	25,278	1,735,082
VF Corp.	29,336	2,248,898
The Walt Disney Co.	28,697	2,986,784
Total Consumer Discretionary		30,532,556
Consumer Staples—6.4%
Colgate-Palmolive Co.	22,848	1,618,095
Constellation Brands, Inc., Class A*	14,023	1,608,719
CVS Health Corp.	21,709	2,254,914
Mondelez International, Inc., Class A	30,261	1,117,690
Philip Morris International, Inc.	24,412	2,025,220
Total Consumer Staples		8,624,638
Energy—5.3%
Anadarko Petroleum Corp.	12,010	1,011,602
EOG Resources, Inc.	18,847	1,690,953
Halliburton Co.	34,518	1,482,203
Kinder Morgan, Inc.	38,323	1,571,626
National Oilwell Varco, Inc.	13,202	717,529
Whiting Petroleum Corp.*	17,533	593,141
Total Energy		7,067,054
Financials—6.7%
American Tower Corp.	21,285	2,110,195
JPMorgan Chase & Co.	29,386	1,800,774
Marsh & McLennan Cos., Inc.	28,309	1,610,499
T. Rowe Price Group, Inc.	17,530	1,447,978

	Shares	Value
Wells Fargo & Co.	36,783	$2,015,341
Total Financials		8,984,787
Health Care—16.0%
Abbott Laboratories	40,627	1,924,501
Aetna, Inc.	11,056	1,100,625
Biogen Idec, Inc.*	6,631	2,715,991
Cardinal Health, Inc.	18,310	1,611,097
Gilead Sciences, Inc.*	34,063	3,526,542
Johnson & Johnson	18,023	1,847,538
Mallinckrodt PLC*	15,940	1,860,517
Medtronic PLC	24,821	1,925,861
Mylan, Inc.	27,565	1,580,164
Stryker Corp.	19,756	1,871,881
Zoetis, Inc.	29,930	1,379,474
Total Health Care		21,344,191
Industrials—11.8%
Alaska Air Group, Inc.	24,092	1,533,456
American Airlines Group, Inc.	29,908	1,432,593
The Boeing Co.	18,094	2,729,480
Honeywell International, Inc.	22,322	2,294,255
Illinois Tool Works, Inc.	17,074	1,687,936
Ingersoll-Rand PLC	22,334	1,500,621
Rockwell Automation, Inc.	11,796	1,380,604
United Parcel Service, Inc., Class B	18,398	1,871,629
WABCO Holdings, Inc.*	11,110	1,297,981
Total Industrials		15,728,555
Information Technology—27.6%
Accenture PLC, Class A	22,438	2,020,093
Adobe Systems, Inc.*	16,647	1,316,778
Apple, Inc.	62,942	8,085,529
Facebook, Inc., Class A*	39,943	3,154,299
Google, Inc., Class A*	4,946	2,782,768
Google, Inc., Class C*	4,146	2,315,126
Intuit, Inc.	17,020	1,661,663
MasterCard, Inc., Class A	25,536	2,301,560
Microsoft Corp.	92,591	4,060,115
QUALCOMM, Inc.	35,604	2,581,646
Red Hat, Inc.*	20,762	1,435,069
ServiceNow, Inc.*	14,167	1,080,375
Splunk, Inc.*	14,912	1,002,832

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—27.6% (continued)
Visa, Inc., Class A	11,484	$3,115,724
Total Information Technology		36,913,577
Materials—2.2%
CF Industries Holdings, Inc.	3,517	1,077,011
Sealed Air Corp.	40,209	1,895,050
Total Materials		2,972,061
Utilities—0.7%
ITC Holdings Corp.	25,621	992,301
Total Common Stocks
(cost $103,893,695)		133,159,720

	Shares	Value
Short-Term Investments—0.7%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $895,734)	895,734	$895,734
Total Investments—100.2%
(cost $104,789,429)		134,055,454
Other Assets, less Liabilities—(0.2)%		(280,453)
Net Assets—100.0%		$133,775,001

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2015

	Shares	Value
Common Stocks—100.1%
Consumer Discretionary—23.3%
Aramark	86,790	$2,746,903
Chipotle Mexican Grill, Inc.*	4,940	3,284,952
Dillard’s, Inc., Class A	23,820	3,100,411
DISH Network Corp., Class A*	22,820	1,712,413
Foot Locker, Inc.	44,110	2,477,659
Hanesbrands, Inc.	25,610	3,266,299
Harman International Industries, Inc.	19,350	2,670,107
Hilton Worldwide Holdings, Inc.*	94,730	2,678,017
Lululemon Athletica, Inc.*	25,550	1,748,642
Macy’s, Inc.	26,350	1,679,022
Restaurant Brands International LP	974	40,949
Restaurant Brands International, Inc.	76,745	3,394,431
Sotheby’s2	54,660	2,402,307
Ulta Salon Cosmetics & Fragrance, Inc.*	20,780	2,924,993
Under Armour, Inc., Class A*	34,350	2,645,294
VF Corp.	34,430	2,639,404
Total Consumer Discretionary		39,411,803
Consumer Staples—15.8%
Church & Dwight Co., Inc.	24,660	2,099,552
Constellation Brands, Inc., Class A*	33,710	3,867,211
Dr Pepper Snapple Group, Inc.	39,130	3,083,053
The Hain Celestial Group, Inc.*	46,300	2,895,139
Mead Johnson Nutrition Co.	34,260	3,589,078
Molson Coors Brewing Co., Class B	40,370	3,063,679
Monster Beverage Corp.*	32,010	4,517,251
The WhiteWave Foods Co.*	89,820	3,678,129
Total Consumer Staples		26,793,092
Energy—2.1%
Cameron International Corp.*	28,160	1,325,773
Helmerich & Payne, Inc.	8,890	596,163
Whiting Petroleum Corp.*	45,817	1,549,989
Total Energy		3,471,925
Financials—5.9%
Extra Space Storage, Inc.	41,510	2,730,528
McGraw Hill Financial, Inc.	22,280	2,297,068
Moody’s Corp.	33,060	3,204,836
Sovran Self Storage, Inc.	19,930	1,833,959
Total Financials		10,066,391

	Shares	Value
Health Care—15.0%
Agios Pharmaceuticals, Inc.*,2	15,240	$1,634,947
Akorn, Inc.*	60,480	3,254,429
AmerisourceBergen Corp.	24,900	2,558,724
Cardinal Health, Inc.	33,590	2,955,584
Centene Corp.*	31,400	1,929,844
CR Bard, Inc.	6,970	1,178,906
HCA Holdings, Inc.*	18,170	1,299,882
Mallinckrodt PLC*	26,880	3,137,434
Mylan, Inc.	46,220	2,649,562
Vertex Pharmaceuticals, Inc.*	13,570	1,620,665
Zoetis, Inc.	68,620	3,162,696
Total Health Care		25,382,673
Industrials—8.5%
Alaska Air Group, Inc.	46,090	2,933,628
American Airlines Group, Inc.	36,480	1,747,392
CH Robinson Worldwide, Inc.	11,560	858,908
Cintas Corp.	24,670	2,059,452
Delta Air Lines, Inc.	50,320	2,240,246
The Middleby Corp.*	19,540	2,083,159
Old Dominion Freight Line, Inc.*	31,660	2,473,279
Total Industrials		14,396,064
Information Technology—26.2%
Akamai Technologies, Inc.*	26,380	1,833,674
Amphenol Corp., Class A	17,760	1,002,730
Applied Materials, Inc.	111,190	2,785,310
Avago Technologies, Ltd.	20,130	2,568,991
Booz Allen Hamilton Holding Corp.	68,310	2,032,906
Check Point Software Technologies, Ltd.*	32,310	2,697,562
Equinix, Inc.	10,540	2,362,804
FireEye, Inc.[2]	54,320	2,404,746
IPG Photonics Corp.*,2	32,620	3,128,258
Lam Research Corp.	30,790	2,538,943
LinkedIn Corp., Class A*	10,300	2,752,160
NXP Semiconductors N.V.*	20,730	1,759,873
Sabre Corp.	112,570	2,449,523
ServiceNow, Inc.*	21,790	1,661,705
Skyworks Solutions, Inc.	38,480	3,376,620
SolarWinds, Inc.*	38,660	1,961,222
Splunk, Inc.*	22,212	1,493,757

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—26.2% (continued)
Tableau Software, Inc., Class A	25,120	$2,361,531
Western Digital Corp.	30,540	3,267,169
Total Information Technology		44,439,484
Materials—3.3%
Airgas, Inc.	18,050	2,115,821
Sealed Air Corp.	72,020	3,394,303
Total Materials		5,510,124
Total Common Stocks
(cost $140,054,920)		169,471,556

	Principal Amount
Short-Term Investments—4.8%
Repurchase Agreements—4.0%[3]
Bank of Nova Scotia, dated 02/27/15, due 03/02/15, 0.060%, total to be received $338,200 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.125%, 03/05/15—02/15/45, totaling $344,964)	$338,198	338,198
Daiwa Capital Markets America, dated 02/27/15, due 03/02/15, 0.090%, total to be received $1,606,501 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 08/27/15—03/01/48, totaling $1,638,619)	1,606,489	1,606,489
HSBC Securities USA, Inc., dated 02/27/15, due 03/02/15, 0.050%, total to be received $1,606,496 (collateralized by various U.S. Government Agency Obligations, 0.000%—9.375%, 04/15/15—07/15/32, totaling $1,638,622)	1,606,489	1,606,489

	Principal Amount	Value
ING Financial Markets, LLC, dated 02/27/15, due 03/02/15, 0.070%, total to be received $1,606,498 (collateralized by various U.S. Government Agency Obligations, 1.635%—2.932%, 08/01/36—12/01/44, totaling $1,638,628)	$1,606,489	$1,606,489
Nomura Securities International, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $1,606,500 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.250%, 03/09/15—05/01/47 totaling $1,638,619)	1,606,489	1,606,489
Total Repurchase Agreements		6,764,154

	Shares
Other Investment Companies—0.8%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,390,536	1,390,536
Total Short-Term Investments
(cost $8,154,690)		8,154,690
Total Investments—104.9%
(cost $148,209,610)		177,626,246
Other Assets, less Liabilities—(4.9)%		(8,246,632)
Net Assets—100.0%		$169,379,614

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2015

	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—19.7%
Bassett Furniture Industries, Inc.	13,075	$336,158
Carmike Cinemas, Inc.*	15,610	487,812
Carriage Services, Inc.[2]	24,090	553,829
Carrols Restaurant Group, Inc.*	22,600	177,410
Cavco Industries, Inc.*	5,870	420,644
Citi Trends, Inc.*	21,680	577,772
Escalade, Inc.	21,160	327,980
Haverty Furniture Cos., Inc.	17,960	413,978
Installed Building Products, Inc.*	20,380	355,427
Kona Grill, Inc.*	21,000	513,660
Liberty Tax, Inc.*	11,710	332,798
Malibu Boats, Inc., Class A*	20,550	416,137
MarineMax, Inc.*	13,171	333,885
MDC Partners, Inc., Class A	14,160	368,443
Nautilus, Inc.*	26,420	403,169
Nutrisystem, Inc.	17,650	303,757
Papa Murphy’s Holdings, Inc.*	27,533	367,841
Superior Uniform Group, Inc.	17,790	326,447
Zoe’s Kitchen, Inc.*,2	11,750	403,143
Total Consumer Discretionary		7,420,290
Consumer Staples—3.9%
Calavo Growers, Inc.	4,630	194,228
IGI Laboratories, Inc.*,2	37,532	432,369
Inventure Foods, Inc.*	26,930	271,724
Orchids Paper Products Co.	7,240	204,023
Primo Water Corp.*	86,235	351,839
Total Consumer Staples		1,454,183
Energy—2.3%
Abraxas Petroleum Corp.*	126,200	384,910
Jones Energy, Inc., Class A*,2	16,520	141,081
Synergy Resources Corp.*	26,830	320,619
Total Energy		846,610
Financials—8.5%
Atlas Financial Holdings, Inc.*	24,140	434,037
Bryn Mawr Bank Corp.	14,730	441,016
Eagle Bancorp, Inc.*	10,160	377,444
Federated National Holding Co.	13,060	377,826
Preferred Bank	14,070	379,187
QTS Realty Trust, Inc., Class A	10,750	384,958

	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	24,129	$337,082
Universal Insurance Holdings, Inc.	18,970	472,353
Total Financials		3,203,903
Health Care—35.4%
Addus HomeCare Corp.*	19,248	421,531
AMAG Pharmaceuticals, Inc.*,2	7,770	382,517
AMN Healthcare Services, Inc.*	17,030	384,197
Anacor Pharmaceuticals, Inc.*,2	10,770	468,495
AngioDynamics, Inc.*	22,565	419,709
ANI Pharmaceuticals, Inc.*,2	7,780	524,061
AtriCure, Inc.*	23,630	417,778
BioTelemetry, Inc.*	32,218	310,904
Bluebird Bio, Inc.*	4,150	395,578
Cambrex Corp.*	15,420	528,135
Cardiovascular Systems, Inc.*	10,590	399,349
Chimerix, Inc.*,2	9,170	371,202
Cross Country Healthcare, Inc.*	33,640	435,974
Depomed, Inc.*	23,370	512,971
Emergent Biosolutions, Inc.*	13,170	394,705
Enanta Pharmaceuticals, Inc.*,2	9,780	350,320
Fluidigm Corp.*	4,620	204,204
Harvard Bioscience, Inc.*	71,990	393,065
Heska Corp.*	17,505	376,357
Hyperion Therapeutics, Inc.*	13,450	397,447
Icad, Inc.*	17,220	171,167
Inogen, Inc.*	11,820	393,015
Misonix, Inc.*	4,767	59,206
POZEN, Inc.*	57,060	418,250
Psychemedics Corp.	23,554	386,521
PTC Therapeutics, Inc.*	5,290	377,336
Receptos, Inc.*	3,065	388,152
Sangamo BioSciences, Inc.*	29,900	502,918
SciClone Pharmaceuticals, Inc.*	48,610	374,783
SCYNEXIS, Inc.*	14,758	146,104
Sharps Compliance Corp.*	60,235	330,690
Simulations Plus, Inc.	55,937	355,759
Supernus Pharmaceuticals, Inc.*,2	38,400	345,216
U.S. Physical Therapy, Inc.	11,400	483,246
Zeltiq Aesthetics, Inc.*	14,560	485,867
Total Health Care		13,306,729

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—8.2%
ARC Document Solutions, Inc.*	48,122	$407,112
CRA International, Inc.*	11,381	342,454
Echo Global Logistics, Inc.*	12,950	376,068
Hill International, Inc.*	93,029	334,904
Insteel Industries, Inc.	18,010	390,997
LSI Industries, Inc.	48,880	384,686
PGT, Inc.*	10,405	105,819
Radiant Logistics, Inc.*	91,420	421,446
TASER International, Inc.*,2	14,310	335,999
Total Industrials		3,099,485
Information Technology—16.0%
Alliance Fiber Optic Products, Inc.[2]	22,650	371,460
Ambarella, Inc.*,2	6,630	380,496
American Software, Inc., Class A	36,270	349,643
Cascade Microtech, Inc.*	31,790	429,165
DSP Group, Inc.*	32,190	363,425
DTS, Inc.*	13,776	405,979
Edgewater Technology, Inc.*	30,355	215,520
Information Services Group, Inc.	47,637	186,261
Inphi Corp.*	20,065	374,012
PC-Tel, Inc.	48,850	395,685
Qualys, Inc.*	9,490	436,825
RealD, Inc.*	32,180	420,271
Reis, Inc.	20,210	489,284
ShoreTel, Inc.*	58,070	432,622
SPS Commerce, Inc.*	5,780	397,086
VASCO Data Security International, Inc.*,2	13,570	347,663
Total Information Technology		5,995,397
Materials—1.0%
AEP Industries, Inc.*	7,350	372,351

	Shares	Value
Telecommunication Services—0.9%
IDT Corp., Class B	15,920	$335,116
Total Common Stocks
(cost $30,641,480)		36,034,064

	Principal Amount
Short-Term Investments—9.1%
Repurchase Agreements—7.1%[3]
Bank of Nova Scotia, dated 02/27/15, due 03/02/15, 0.060%, total to be received $671,831 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.125%, 03/05/15—02/15/45, totaling $685,268)	$671,828	671,828
Daiwa Capital Markets America, dated 02/27/15, due 03/02/15, 0.090%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.500%, 08/27/15—03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 02/27/15, due 03/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.250%, 03/09/15—05/01/47 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,671,828

	Shares
Other Investment Companies—2.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	757,122	757,122
Total Short-Term Investments
(cost $3,428,950)		3,428,950
Total Investments—105.0%
(cost $34,070,430)		39,463,014
Other Assets, less Liabilities—(5.0)%		(1,862,066)
Net Assets—100.0%		$37,600,948

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$106,600,873	$28,840,892	$(1,386,311)	$27,454,581
AMG Managers Cadence Mid Cap Fund	149,009,601	29,720,487	(1,103,842)	28,616,645
AMG Managers Cadence Emerging Companies Fund	34,150,220	6,234,264	(921,470)	5,312,794

*	Non-income producing security.
[1]	Yield shown represents the February 28, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Mid Cap Fund	$6,521,163	3.9%
AMG Managers Cadence Emerging Companies Fund	$2,580,795	0.1%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

As of February 28, 2015, the investments in AMG Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of February 28, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$169,471,556	—	—	$169,471,556
Short-Term Investments
Repurchase Agreements	—	$6,764,154	—	6,764,154
Other Investment Companies	1,390,536	—	—	1,390,536

Total Investments in Securities	$170,862,092	$6,764,154	—	$177,626,246

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$36,034,064	—	—	$36,034,064
Short-Term Investments
Repurchase Agreements	—	$2,671,828	—	2,671,828
Other Investment Companies	757,122	—	—	757,122

Total Investments in Securities	$36,791,186	$2,671,828	—	$39,463,014

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 28, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 2, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: April 2, 2015